DERIVATIVE INSTRUMENTS - Schedule of fair value of outstanding derivative instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other receivables and prepaid expenses
Balance sheet	“Other receivables and prepaid expenses”
Fair value of foreign exchange forward and options collar (cylinder) contracts	$ 7,470	$ 2,430
Other comprehensive income (loss)
Balance sheet	“Other comprehensive income (loss)”
Fair value of foreign exchange forward and options collar (cylinder) contracts	$ 6,649	$ 2,164